COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Commitments [Abstract]
Operating lease term	10 years
Lease term	10 years	5 years
Contractual payments	$ 410,751	$ 30,404
Undrawn credit facilities	176	6,533
Contingencies [Abstract]
Interest receivables on non-performing assets	2,961	2,295
Commitments to Purchase Property and Equipment [Member]
Other Commitments [Abstract]
Commitments	219,496	165,717
Committed Licensing Fee Payable for Licensing of Game Titles [Member]
Other Commitments [Abstract]
Commitments	6,015	2,799
Commitment to Invest in Certain Companies [Member]
Other Commitments [Abstract]
Commitments	89,121	30,136
Minimum [Member]
Other Commitments [Abstract]
Minimum guarantee commitments	$ 23,043	$ 24,473